Financial Instruments - Additional Information (Detail) In Millions, unless otherwise specified									12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Guarantees INR	Mar. 31, 2012 Guarantees INR	Mar. 31, 2013 Guarantees USD ($)	Mar. 31, 2013 Guarantees INR	Mar. 31, 2012 Guarantees INR	Mar. 31, 2013 Minimum	Mar. 31, 2013 Maximum
Derivative [Line Items]
Remaining tenure of guarantees outstanding									1 day	20 years
Guarantees, non contingent Liability in respect of guarantees issued or modified after December 31, 2002	$ 24.3	1,322.8	1,067.6			$ 20.0	1,090.2	895.9
Guarantees, contingent liability recognized in terms of FASB ASC 450				744.6	375.4
Loan sanction, aggregate of loans contemplated that had not yet been made		789,921.3